Estimated Fair Values of Significant Financial Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 5,533,997		¥ 4,704,330
Held-to-maturity securities	34,650		16,511
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	34,650		16,511
Debt	(5,856,874)		(4,894,188)
Carrying amount | Finance subsidiaries-receivables, excluding direct financing leases, net
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	5,140,064	[1]	4,278,460	[1]
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Held-to-maturity securities	34,667		16,556
Debt	(5,917,087)		(4,966,318)
Estimated fair value | Finance subsidiaries-receivables, excluding direct financing leases, net
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Finance subsidiaries-receivables	¥ 5,175,564	[1]	¥ 4,326,333	[1]

[1]	The carrying amounts of finance subsidiaries-receivables at March 31, 2013 and 2014 in the table exclude ¥425,870 million and ¥393,933 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2013 and 2014 in the table also include ¥673,193 million and ¥752,229 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.